Summary of Significant Accounting Policies - Schedule of Reconciliation of Net Income (Loss) per Share (Detail) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ (1,828,715)	$ (1,458,260)		$ (9,051,334)	$ (6,478,923)
Weighted average shares outstanding, basic	18,303,103	40,096,825		28,546,036	23,139,165
Weighted average shares outstanding, diluted	18,303,103	40,096,825		28,546,036	23,139,165
Basic net income (loss) per share	$ (0.12)	$ (0.04)		$ (0.34)	$ (0.29)
Diluted net income (loss) per share	$ (0.12)	$ (0.04)		$ (0.34)	$ (0.29)
Alpha Healthcare Acquisition Corp. III [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ 576,067	$ (527,530)	$ (329,382)	$ 204,997
Class A Common Stock Subject To Possible Redemption [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Basic net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Class A Common Stock Subject To Possible Redemption [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ 450,040	$ (412,121)	$ (209,176)	$ 160,151
Weighted average shares outstanding, basic	15,444,103	15,144,103	6,973,122	15,444,103
Weighted average shares outstanding, diluted	15,444,103	15,144,103	6,973,122	15,444,103
Basic net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Common Class A [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares			$ (6,286)	$ 4,809
Weighted average shares outstanding, basic	463,882	463,882	209,549	463,882
Weighted average shares outstanding, diluted	463,882	463,882	209,549	463,882
Basic net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Common Class A [Member] | Common Stock [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ 13,517	$ (12,379)
Weighted average shares outstanding, basic	463,882	463,882
Weighted average shares outstanding, diluted	463,882	463,882
Basic net income (loss) per share	$ 0.03	$ (0.03)
Diluted net income (loss) per share	$ 0.03	$ (0.03)
Common Class B [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares			$ (113,920)	$ 40,037
Weighted average shares outstanding, basic	3,861,026	3,861,026	3,797,628	3,861,026
Weighted average shares outstanding, diluted	3,861,026	3,861,026	3,797,628	3,861,026
Basic net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per share	$ 0.03	$ (0.03)	$ (0.03)	$ 0.01
Common Class B [Member] | Common Stock [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ 112,510	$ (103,030)
Weighted average shares outstanding, basic	3,861,026	3,861,026
Weighted average shares outstanding, diluted	3,861,026	3,861,026
Basic net income (loss) per share	$ 0.03	$ (0.03)
Diluted net income (loss) per share	$ 0.03	$ (0.03)